Debt - Summary of Senior Notes Outstanding (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 500,677,052	$ 510,589,480
U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	143,528,274	164,945,155
Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	89,926,765	53,554,397
Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	111,553,842	129,358,533
Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	47,315,652	51,608,257
Japanese yen [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	1,557,115	1,924,847
Brazilian reais [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	28,788,006	33,673,729
Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	3,541,257	3,964,099
Senior Notes 1 [member] | U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	143,528,274	164,945,155
Senior Notes 1 [member] | Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	89,926,765	53,554,397
Senior Notes 1 [member] | Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	111,553,842	129,358,533
Senior Notes 1 [member] | Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	47,315,652	51,608,257
Senior Notes 1 [member] | Japanese yen [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	1,557,115	1,924,847
Senior Notes 1 [member] | Brazilian reais [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	28,788,006	33,673,729
Senior Notes 1 [member] | Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 3,541,257	$ 3,964,099